UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Annual Report

December 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-ANN-0213
1.831202.106

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity® VIP Investment Grade Central Fund	6.16%	6.98%	7.03%

A From June 23, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In an environment that favored higher-risk assets, U.S. investment-grade bonds managed only a 4.21% gain for the year ending December 31, 2012, according to Barclays® U.S. Aggregate Bond Index. That said, there were several positive trends bolstering the market's performance. The Federal Reserve maintained an accommodative stance, keeping U.S. interest rates anchored at an ultra-low level and undertaking additional monetary stimulus, in the form of large-scale asset purchases, dubbed quantitative easing. Meanwhile, sluggish U.S. economic growth and the unresolved debt crisis in Europe continued to steer global investors toward U.S. fixed-income assets, often viewed as among the best-available alternatives in a challenging global landscape. Against this backdrop, bonds with higher yields and on the riskier end of spectrum led the way. Among sectors that comprise the index, investment-grade corporate debt advanced 9.37%, as corporate balance sheets remained in solid shape - thanks to strong financial management and good cash flows - and the default rate remained low. Commercial mortgage-backed securities also fared quite well, gaining 9.66%, while residential mortgage-backed securities saw a more modest 2.59% advance. U.S. Treasury and agency securities, considered by many as some of the safer investments available, added 1.99% and 2.16%, respectively.

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Central Fund: For the year, the fund returned 6.16%, solidly outpacing the Barclays® U.S. Aggregate Bond Index. The fund's bias toward riskier assets paid off during the period, with both sector and security selection meaningfully aiding performance versus the benchmark. Positioning within corporates proved particularly helpful, thanks in large part to our emphasis on strong-performing financials and utilities. Solid choices within industrials also contributed, though we gave up some ground by underweighting the sector. An overweighting in commercial mortgage-backed securities worked in the fund's favor, as did focusing on government-agency-backed residential mortgage securities that offered attractive yields and/or some measure of prepayment protection. Positioning among Treasuries was beneficial, led by an out-of-index allocation to long-maturity Treasury Inflation-Protection Securities, which fared quite well. Detracting from the fund's relative performance was its underweighting in sovereign debt (non-U.S. government bonds) - which comprise a small portion of the benchmark - as these securities significantly outperformed amid market optimism regarding potential government and central bank intervention in Europe.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Actual	.0020%	$ 1,000.00	$ 1,026.25	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.13	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 60.4%	U.S. Government and U.S. Government Agency Obligations 66.4%
AAA 3.1%	AAA 5.1%
AA 1.5%	AA 1.7%
A 7.4%	A 6.2%
BBB 17.3%	BBB 15.6%
BB and Below 2.0%	BB and Below 1.9%
Not Rated† 0.0%	Not Rated† 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 8.3%	Short-Term Investments and Net Other Assets (Liabilities) 3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of December 31, 2012
6 months ago
Years	6.5	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	4.8	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of December 31, 2012*	As of June 30, 2012**
Corporate Bonds 24.1%	Corporate Bonds 22.5%
U.S. Government and U.S. Government Agency Obligations 60.4%	U.S. Government and U.S. Government Agency Obligations 66.4%
Asset-Backed Securities 0.5%	Asset-Backed Securities 1.7%
CMOs and Other Mortgage Related Securities 5.2%	CMOs and Other Mortgage Related Securities 5.7%
Municipal Bonds 1.5%	Municipal Bonds 0.5%
Other Investments† 0.0%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 8.3%	Short-Term Investments and Net Other Assets (Liabilities) 3.1%

* Foreign investments	3.0%	** Foreign investments	3.5%
* Futures and Swaps†	0.0%	** Futures and Swaps†	0.0%
† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 1,625,000	$ 2,232,388
Comcast Corp.:
4.65% 7/15/42	3,129,000	3,287,944
4.95% 6/15/16	2,975,000	3,352,632
5.7% 5/15/18	2,400,000	2,884,344
6.4% 3/1/40	2,058,000	2,658,436
6.45% 3/15/37	1,410,000	1,804,625
COX Communications, Inc.:
3.25% 12/15/22 (d)	1,609,000	1,657,325
4.625% 6/1/13	3,475,000	3,534,857
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,820,896
6.35% 6/1/40	2,421,000	2,984,067
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,276,493
5.15% 4/30/20	3,234,000	3,830,418
6.4% 4/30/40	3,340,000	4,273,821
News America Holdings, Inc. 7.75% 12/1/45	2,636,000	3,715,318
News America, Inc.:
6.15% 3/1/37	2,331,000	2,853,337
6.15% 2/15/41	1,822,000	2,301,184
Time Warner Cable, Inc.:
4.5% 9/15/42	3,266,000	3,175,421
6.2% 7/1/13	7,000,000	7,192,143
6.75% 7/1/18	4,425,000	5,525,542
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,454,473
6.5% 11/15/36	2,337,000	2,915,852
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,415,334
4.375% 3/15/43 (d)	1,321,000	1,295,398
		73,442,248
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17	857,000	875,132
3.25% 5/15/22	1,016,000	1,052,563
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,711,271
FBG Finance Ltd. 5.125% 6/15/15 (d)	2,185,000	2,396,779
Fortune Brands, Inc.:
5.375% 1/15/16	471,000	526,052
5.875% 1/15/36	1,537,000	1,779,190
Heineken NV:
1.4% 10/1/17 (d)	2,178,000	2,170,630
2.75% 4/1/23 (d)	2,276,000	2,232,005

	Principal Amount	Value
4% 10/1/42 (d)	$ 729,000	$ 702,777
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,034,000	3,272,679
		16,719,078
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	1,791,000	1,800,333
Food Products - 0.4%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,874,495
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,928,693
6.125% 2/1/18	3,684,000	4,480,982
6.5% 8/11/17	3,514,000	4,290,534
6.5% 2/9/40	822,000	1,101,174
		18,675,878
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22	2,952,000	2,917,683
4.25% 8/9/42	2,952,000	2,853,858
9.7% 11/10/18	1,504,000	2,104,690
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	2,951,024
5.65% 5/16/18	2,751,000	3,334,008
Reynolds American, Inc.:
3.25% 11/1/22	2,224,000	2,231,381
4.75% 11/1/42	3,437,000	3,457,045
7.25% 6/15/37	2,962,000	3,874,586
		23,724,275
TOTAL CONSUMER STAPLES		60,919,564
ENERGY - 3.0%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (d)	3,739,000	3,969,453
5.35% 3/15/20 (d)	3,724,000	4,106,589
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,185,114
5% 10/1/21	1,517,000	1,717,473
FMC Technologies, Inc.:
2% 10/1/17	539,000	543,776
3.45% 10/1/22	978,000	997,063
Transocean, Inc.:
5.05% 12/15/16	2,488,000	2,769,393
6.375% 12/15/21	3,286,000	3,989,565
		22,278,426
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	8,202,259
Apache Corp. 4.75% 4/15/43	2,750,000	2,984,333
ConocoPhillips 5.75% 2/1/19	3,900,000	4,793,155
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP 2.5% 12/1/17	$ 1,990,000	$ 1,978,669
Duke Capital LLC 6.25% 2/15/13	855,000	860,424
Duke Energy Field Services 6.45% 11/3/36 (d)	2,477,000	2,825,675
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,848,877
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,723,668
Encana Holdings Finance Corp. 5.8% 5/1/14	320,000	340,156
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,571,295
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,496,000	1,811,008
Nakilat, Inc. 6.067% 12/31/33 (d)	1,808,000	2,187,680
Petro-Canada 6.05% 5/15/18	1,480,000	1,799,177
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,809,790
5.375% 1/27/21	6,096,000	6,862,999
5.75% 1/20/20	5,084,000	5,787,402
7.875% 3/15/19	4,277,000	5,342,298
Petroleos Mexicanos:
4.875% 1/24/22	3,398,000	3,826,148
5.5% 1/21/21	3,601,000	4,198,766
5.5% 6/27/44	4,171,000	4,588,100
6.5% 6/2/41	4,356,000	5,466,780
Phillips 66:
4.3% 4/1/22 (d)	3,770,000	4,208,123
5.875% 5/1/42 (d)	3,228,000	3,873,145
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,886,560
3.95% 9/15/15	2,158,000	2,325,103
6.125% 1/15/17	1,250,000	1,473,609
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (d)	1,838,000	2,304,393
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	687,397
4.6% 6/15/21	873,000	935,447
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,688,300
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	711,735
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,367,750
		107,270,221
TOTAL ENERGY		129,548,647

	Principal Amount	Value
FINANCIALS - 11.5%
Capital Markets - 1.2%
BlackRock, Inc. 4.25% 5/24/21	$ 1,183,000	$ 1,333,088
Goldman Sachs Group, Inc.:
5.25% 7/27/21	1,125,000	1,281,215
5.625% 1/15/17	3,000,000	3,290,574
5.75% 1/24/22	2,325,000	2,745,860
5.95% 1/18/18	755,000	878,277
6.15% 4/1/18	5,954,000	6,992,014
6.75% 10/1/37	3,421,000	3,867,759
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,744,836
7.125% 5/15/15	5,585,000	6,208,336
Morgan Stanley:
4.75% 4/1/14	2,554,000	2,644,603
4.875% 11/1/22	4,345,000	4,493,881
5.75% 1/25/21	1,751,000	1,997,870
6.625% 4/1/18	10,165,000	11,975,885
		51,454,198
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	3,403,000	3,826,221
Credit Suisse 6% 2/15/18	6,486,000	7,454,107
Discover Bank:
7% 4/15/20	2,309,000	2,864,707
8.7% 11/18/19	1,503,000	1,954,339
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,308,719
8.25% 3/1/38	4,319,000	6,161,079
Fifth Third Bank 4.75% 2/1/15	487,000	522,326
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	2,412,000	2,412,000
HBOS PLC 6.75% 5/21/18 (d)	2,600,000	2,798,250
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,227,272
KeyBank NA:
5.45% 3/3/16	1,618,000	1,808,291
5.8% 7/1/14	2,049,000	2,194,813
6.95% 2/1/28	800,000	952,190
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,931,153
5% 1/17/17	4,625,000	5,116,397
Regions Bank:
6.45% 6/26/37	6,372,000	6,716,343
7.5% 5/15/18	4,144,000	4,998,700
Regions Financial Corp.:
5.75% 6/15/15	814,000	880,138
7.75% 11/10/14	2,367,000	2,624,530
Royal Bank of Scotland Group PLC 6.125% 12/15/22	4,256,000	4,487,437
Wachovia Corp. 4.875% 2/15/14	785,000	818,282
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 2,350,000	$ 2,497,465
3.676% 6/15/16	1,714,000	1,852,531
		67,407,290
Consumer Finance - 0.8%
Discover Financial Services 3.85% 11/21/22 (d)	5,040,000	5,194,678
General Electric Capital Corp.:
1% 12/11/15	3,432,000	3,445,512
2.1% 12/11/19	1,173,000	1,175,258
2.25% 11/9/15	2,597,000	2,681,740
2.95% 5/9/16	774,000	815,099
3.5% 6/29/15	799,000	848,974
5.625% 5/1/18	9,700,000	11,514,754
HSBC USA, Inc. 1.625% 1/16/18	3,721,000	3,722,942
Hyundai Capital America:
1.625% 10/2/15 (d)	1,373,000	1,381,139
2.125% 10/2/17 (d)	1,518,000	1,528,318
		32,308,414
Diversified Financial Services - 2.2%
Bank of America Corp.:
3.875% 3/22/17	3,077,000	3,336,025
5.75% 12/1/17	12,290,000	14,320,173
6.5% 8/1/16	3,000,000	3,463,377
BP Capital Markets PLC 4.742% 3/11/21	3,000,000	3,509,703
Capital One Capital V 10.25% 8/15/39	3,830,000	3,830,000
Citigroup, Inc.:
3.953% 6/15/16	3,838,000	4,130,003
4.75% 5/19/15	10,152,000	10,943,480
5.875% 1/30/42	3,065,000	3,771,642
6.125% 5/15/18	1,159,000	1,388,439
6.5% 8/19/13	8,073,000	8,352,302
JPMorgan Chase & Co.:
2% 8/15/17	5,000,000	5,105,680
3.15% 7/5/16	4,200,000	4,448,506
3.25% 9/23/22	4,203,000	4,323,134
4.35% 8/15/21	4,371,000	4,882,848
4.5% 1/24/22	6,648,000	7,512,533
6.3% 4/23/19	3,920,000	4,832,721
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	3,129,000	3,189,421
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,149,100
5.15% 3/15/20	1,545,000	1,795,506
		94,284,593
Insurance - 2.0%
Allstate Corp. 6.2% 5/16/14	2,709,000	2,909,320

	Principal Amount	Value
American International Group, Inc. 4.875% 9/15/16	$ 2,638,000	$ 2,949,743
Aon Corp.:
3.125% 5/27/16	3,681,000	3,874,260
3.5% 9/30/15	1,538,000	1,619,702
5% 9/30/20	1,402,000	1,598,524
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	450,437
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	3,925,000	4,524,092
6.625% 4/15/42	1,408,000	1,785,257
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	4,093,000	4,394,855
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,560,825
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,110,000	2,428,279
MetLife, Inc.:
1.756% 12/15/17 (c)	1,821,000	1,848,969
3.048% 12/15/22	3,731,000	3,801,303
4.75% 2/8/21	1,477,000	1,713,336
6.75% 6/1/16	3,234,000	3,829,221
Metropolitan Life Global Funding I 5.125% 6/10/14 (d)	2,884,000	3,065,980
New York Life Global Funding 4.65% 5/9/13 (d)	6,045,000	6,129,600
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,214,000	2,818,632
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	2,297,000	3,204,786
Pacific LifeCorp 6% 2/10/20 (d)	4,360,000	4,862,952
Prudential Financial, Inc.:
4.5% 11/16/21	2,157,000	2,423,342
5.8% 11/16/41	2,824,000	3,290,542
6.2% 11/15/40	1,297,000	1,564,544
7.375% 6/15/19	1,250,000	1,586,149
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,355,000	6,877,451
Unum Group:
5.625% 9/15/20	2,889,000	3,297,981
5.75% 8/15/42	4,088,000	4,378,399
		83,788,481
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,286,722
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,940,015
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,564,926
5.375% 12/15/13	2,985,000	3,107,731
DDR Corp. 4.625% 7/15/22	2,855,000	3,112,495
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,691,000	4,089,096
7.5% 4/1/17	1,944,000	2,331,103
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.875% 10/15/22	$ 3,090,000	$ 3,142,935
4.375% 6/15/22	2,340,000	2,451,096
4.625% 5/15/13	1,047,000	1,061,618
5.4% 8/15/14	2,433,000	2,584,075
5.5% 3/1/16	1,270,000	1,399,965
5.95% 2/15/17	928,000	1,060,525
6.25% 5/15/13	2,977,000	3,035,885
6.5% 1/15/18	2,445,000	2,897,961
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,427,274
5.375% 10/15/15	455,000	497,213
6% 9/15/17	2,405,000	2,753,833
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,458,459
5.9% 4/1/20	1,046,000	1,233,934
Health Care REIT, Inc. 2.25% 3/15/18	1,312,000	1,310,384
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,202,979
6.25% 6/15/17	3,000,000	3,275,901
UDR, Inc. 5.5% 4/1/14	3,685,000	3,875,312
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	971,559
Weingarten Realty Investors 3.375% 10/15/22	812,000	799,677
		60,872,673
Real Estate Management & Development - 2.3%
AMB Property LP 5.9% 8/15/13	2,575,000	2,640,701
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,901,413
4.25% 7/15/22	1,842,000	1,919,554
6.125% 4/15/20	1,392,000	1,619,212
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,228,431
4.95% 4/15/18	664,000	725,984
5.7% 5/1/17	5,000,000	5,660,150
7.5% 5/15/15	192,000	215,567
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,839,564
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,945,926
5.25% 3/15/21	1,953,000	2,159,497
ERP Operating LP:
4.625% 12/15/21	5,595,000	6,295,886
4.75% 7/15/20	2,827,000	3,176,624
5.375% 8/1/16	1,066,000	1,213,193
5.75% 6/15/17	5,343,000	6,300,861
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,176,138

	Principal Amount	Value
4.125% 6/15/22	$ 2,007,000	$ 2,107,254
4.75% 10/1/20	4,185,000	4,567,538
5.5% 12/15/16	2,290,000	2,600,020
6.625% 10/1/17	2,673,000	3,188,905
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,025,971
4.5% 4/18/22	1,218,000	1,297,714
Post Apartment Homes LP 3.375% 12/1/22	790,000	785,021
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	3,844,000	4,045,914
5.5% 1/15/14 (d)	2,405,000	2,474,288
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,397,040
Regency Centers LP 5.875% 6/15/17	1,827,000	2,112,301
Simon Property Group LP:
2.75% 2/1/23	2,705,000	2,700,174
2.8% 1/30/17	857,000	904,031
4.125% 12/1/21	2,399,000	2,661,607
4.2% 2/1/15	1,523,000	1,615,061
5.1% 6/15/15	2,220,000	2,445,197
Tanger Properties LP:
6.125% 6/1/20	4,876,000	5,771,380
6.15% 11/15/15	349,000	395,900
Ventas Realty LP 2% 2/15/18	2,696,000	2,696,709
		99,810,726
TOTAL FINANCIALS		489,926,375
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	4,000,000	4,488,124
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	525,000	525,868
2.75% 11/15/22	2,118,000	2,098,040
4.125% 11/15/42	1,182,000	1,168,316
Aristotle Holding, Inc. 4.75% 11/15/21 (d)	3,953,000	4,481,358
Express Scripts, Inc.:
3.125% 5/15/16	3,450,000	3,636,376
6.25% 6/15/14	1,108,000	1,193,181
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,973,230
UnitedHealth Group, Inc.:
2.75% 2/15/23	708,000	713,510
3.95% 10/15/42	969,000	961,741
WellPoint, Inc.:
3.3% 1/15/23	4,354,000	4,461,896
4.65% 1/15/43	4,641,000	4,821,419
		27,034,935
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (d)	$ 4,266,000	$ 4,310,806
2.9% 11/6/22 (d)	4,376,000	4,451,114
4.4% 11/6/42 (d)	4,273,000	4,528,171
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,428,000	1,446,253
3.25% 10/1/22	2,133,000	2,174,988
4.625% 10/1/42	1,286,000	1,334,779
		18,246,111
TOTAL HEALTH CARE		49,769,170
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
United Technologies Corp. 4.5% 6/1/42	4,137,000	4,582,112
Airlines - 0.3%
Continental Airlines, Inc.:
4% 4/29/26	1,276,000	1,339,800
6.648% 3/15/19	1,166,474	1,248,127
6.795% 2/2/20	1,575,365	1,642,318
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,652,128	2,947,045
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	872,425	916,047
8.36% 1/20/19	3,759,410	4,135,351
		12,228,688
Industrial Conglomerates - 0.3%
General Electric Co.:
4.125% 10/9/42	3,309,000	3,392,668
5.25% 12/6/17	7,130,000	8,404,359
		11,797,027
TOTAL INDUSTRIALS		28,607,827
MATERIALS - 0.6%
Chemicals - 0.3%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,925,631
4.25% 11/15/20	1,931,000	2,144,692
4.375% 11/15/42	1,579,000	1,563,840
7.6% 5/15/14	3,091,000	3,374,695
		11,008,858
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (d)	2,675,000	2,940,681

	Principal Amount	Value
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	$ 3,750,000	$ 4,102,125
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	4,071,477
6.25% 1/23/17	3,115,000	3,583,054
		14,697,337
TOTAL MATERIALS		25,706,195
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
4.35% 6/15/45 (d)	11,574,000	11,587,843
5.55% 8/15/41	8,621,000	10,315,828
6.3% 1/15/38	364,000	465,490
CenturyLink, Inc.:
6.15% 9/15/19	1,562,000	1,713,316
6.45% 6/15/21	1,749,000	1,930,861
Embarq Corp.:
7.082% 6/1/16	2,253,000	2,638,921
7.995% 6/1/36	1,808,000	1,992,769
Telefonica Emisiones S.A.U. 5.462% 2/16/21	1,066,000	1,136,623
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,691,795
6.25% 4/1/37	1,380,000	1,809,339
6.9% 4/15/38	2,420,000	3,434,960
		39,717,745
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	5,411,000	5,622,516
3.125% 7/16/22	2,875,000	2,918,930
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	826,000	833,052
5.875% 10/1/19	4,711,000	5,563,719
6.35% 3/15/40	1,471,000	1,684,346
Vodafone Group PLC 5% 12/16/13	2,775,000	2,893,540
		19,516,103
TOTAL TELECOMMUNICATION SERVICES		59,233,848
UTILITIES - 2.6%
Electric Utilities - 1.3%
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,757,120
AmerenUE 6.4% 6/15/17	3,819,000	4,663,263
American Electric Power Co., Inc.:
1.65% 12/15/17	1,748,000	1,753,459
2.95% 12/15/22	1,655,000	1,653,545
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	2,664,000	3,158,710
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.: - continued
6.4% 9/15/20 (d)	$ 6,054,000	$ 7,385,880
Edison International 3.75% 9/15/17	2,401,000	2,602,694
FirstEnergy Corp. 7.375% 11/15/31	4,457,000	5,744,333
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,063,090
6.05% 8/15/21	3,642,000	4,164,347
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,726,155
3.75% 11/15/20	525,000	553,903
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,945,774
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,401,453
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,623,811
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,759,612
5.625% 1/15/16	2,000,000	2,261,944
		54,219,093
Gas Utilities - 0.1%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,309,678
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,405,976
6.5% 5/1/18	2,640,000	3,160,085
PSEG Power LLC 2.75% 9/15/16	919,000	956,002
		5,522,063
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,776,143
Dominion Resources, Inc. 2.611% 9/30/66 (g)	11,385,000	10,639,601
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,334,000	1,767,175
National Grid PLC 6.3% 8/1/16	4,181,000	4,849,889
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,774,329
5.25% 2/15/43	4,094,000	4,320,906
5.4% 7/15/14	3,885,000	4,140,077
5.45% 9/15/20	613,000	719,688
5.8% 2/1/42	2,085,000	2,367,296
5.95% 6/15/41	3,834,000	4,415,430
6.4% 3/15/18	2,760,000	3,325,927
Sempra Energy:
2.3% 4/1/17	4,185,000	4,344,210

	Principal Amount	Value
2.875% 10/1/22	$ 1,723,000	$ 1,725,133
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,426,000	1,534,733
		47,700,537
TOTAL UTILITIES		108,751,371
TOTAL NONCONVERTIBLE BONDS (Cost $925,647,830)		1,025,905,245
U.S. Government and Government Agency Obligations - 31.5%

U.S. Government Agency Obligations - 0.0%
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	110,000	110,036
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (f)	23,675,628	34,681,345
2.125% 2/15/41	3,509,029	5,174,518
2.5% 1/15/29	8,619,280	12,294,908
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		52,150,771
U.S. Treasury Obligations - 30.3%
U.S. Treasury Bonds 2.75% 11/15/42	167,288,000	160,502,447
U.S. Treasury Notes:
0.25% 9/15/14	59,000	58,999
0.25% 8/15/15	20,500,000	20,451,001
0.5% 7/31/17	78,040,000	77,460,167
0.75% 10/31/17	54,438,000	54,534,984
0.75% 12/31/17	46,096,000	46,153,620
0.875% 11/30/16	31,268,000	31,676,023
0.875% 4/30/17	695,000	702,748
0.875% 7/31/19	7,155,000	7,056,015
1% 3/31/17	27,344,000	27,801,879
1% 11/30/19	132,222,000	130,760,503
1.125% 12/31/19	98,678,000	98,259,480
1.625% 8/15/22	161,478,000	160,279,623
1.875% 10/31/17	20,552,000	21,679,392
2.375% 8/31/14	115,000,000	119,059,296
2.375% 2/28/15	41,183,000	43,021,537
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14 (f)	$ 245,000,000	$ 254,198,279
2.625% 12/31/14	30,935,000	32,387,754
TOTAL U.S. TREASURY OBLIGATIONS		1,286,043,747
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,317,285,787)		1,338,304,554
U.S. Government Agency - Mortgage Securities - 29.7%

Fannie Mae - 18.1%
2.045% 9/1/33 (g)	681,492	708,919
2.063% 5/1/34 (g)	1,137,604	1,182,982
2.084% 10/1/33 (g)	717,095	744,823
2.304% 10/1/33 (g)	44,860	47,282
2.315% 7/1/35 (g)	39,698	41,762
2.332% 3/1/35 (g)	52,531	55,830
2.362% 8/1/36 (g)	1,763,287	1,892,902
2.425% 3/1/35 (g)	13,461	13,943
2.5% 12/1/27	3,681,910	3,851,820
2.5% 1/1/28 (e)	28,500,000	29,798,500
2.524% 10/1/33 (g)	81,443	86,785
2.559% 6/1/36 (g)	95,153	101,759
2.581% 5/1/35 (g)	208,148	223,243
2.605% 7/1/34 (g)	52,158	55,273
2.733% 7/1/35 (g)	97,301	104,224
2.755% 2/1/36 (g)	937,740	1,007,114
2.762% 11/1/36 (g)	1,211,296	1,301,776
2.82% 12/1/35 (g)	495,057	532,341
2.939% 5/1/36 (g)	349,496	375,817
2.944% 7/1/37 (g)	205,872	221,376
3% 4/1/27 to 11/1/27	17,391,614	18,438,804
3% 1/1/43 (e)	2,500,000	2,619,000
3% 1/1/43 (e)	32,000,000	33,523,194
3% 1/1/43 (e)	54,100,000	56,675,149
3.025% 9/1/36 (g)	1,043,052	1,113,625
3.5% 1/1/26 to 11/1/42	57,043,638	61,193,557
3.5% 12/1/26	70,112	74,347
3.5% 8/1/27	29,339	31,110
3.5% 7/1/42	231,192	248,269
3.5% 7/1/42	334,947	359,217
3.5% 8/1/42	428,352	459,391
3.5% 8/1/42	396,175	424,883
3.5% 1/1/43 (e)	9,400,000	10,019,813

	Principal Amount	Value
3.5% 1/1/43 (e)	$ 10,100,000	$ 10,765,970
3.5% 1/1/43 (e)	26,200,000	27,927,565
3.5% 1/1/43 (e)	3,200,000	3,411,000
4% 7/1/15 to 7/1/42	128,451,401	138,924,201
4% 9/1/41	218,540	235,878
4% 10/1/41	5,341,289	5,791,751
4% 1/1/43 (e)	6,500,000	6,965,664
4.5% 5/1/25 to 11/1/41	91,474,735	100,098,636
5% 9/1/20 to 6/1/40	38,945,303	42,444,553
5.5% 11/1/17 to 3/1/39	100,158,721	109,397,661
6% 1/1/23 to 1/1/42	75,985,813	83,682,057
6.5% 6/1/13 to 8/1/36	8,769,155	9,771,157
7% 3/1/15 to 8/1/32	1,406,109	1,600,426
7.5% 7/1/16 to 11/1/31	1,198,239	1,398,877
8% 1/1/30 to 5/1/30	44,578	52,916
8.5% 3/1/25 to 6/1/25	692	826
TOTAL FANNIE MAE		769,997,968
Freddie Mac - 6.3%
2.373% 1/1/35 (g)	169,954	181,383
2.399% 3/1/36 (g)	167,160	176,880
2.405% 4/1/35 (g)	822,866	874,493
3% 1/1/43 (e)	5,400,000	5,642,273
3.041% 11/1/35 (g)	325,580	347,715
3.134% 3/1/33 (g)	12,965	13,790
3.454% 10/1/35 (g)	140,249	150,811
3.5% 1/1/26 to 11/1/42	65,137,629	69,657,345
4% 6/1/24 to 5/1/42	44,498,256	48,109,956
4% 9/1/41	805,802	872,627
4.5% 7/1/25 to 10/1/41	71,743,439	77,591,892
5% 1/1/35 to 9/1/40	29,947,220	32,670,300
5.5% 1/1/38 to 1/1/40	25,948,151	28,005,145
6% 4/1/32 to 8/1/37	3,892,176	4,273,052
7.5% 5/1/17 to 11/1/31	117,177	135,926
8% 7/1/17 to 5/1/27	7,568	8,607
8.5% 3/1/20 to 1/1/28	112,834	130,728
TOTAL FREDDIE MAC		268,842,923
Ginnie Mae - 5.3%
3% 11/20/42 to 12/20/42	23,298,429	24,787,849
3.5% 1/15/41 to 5/15/42	5,665,652	6,206,863
4% 1/15/25 to 12/15/41	37,792,416	41,556,279
4.5% 5/15/39 to 4/15/41	62,129,399	68,534,387
5% 3/15/39 to 9/15/41	55,056,082	60,796,268
5% 1/1/43 (e)	6,900,000	7,520,461
6% 3/15/29 to 9/20/38	8,173,431	9,140,551
6.5% 10/15/34 to 11/15/35	352,165	400,421
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
7% 1/15/28 to 7/15/32	$ 2,501,797	$ 2,900,445
7.5% 4/15/22 to 10/15/28	590,973	683,846
8% 2/15/17 to 9/15/30	40,064	46,406
8.5% 12/15/16 to 3/15/30	8,501	9,523
TOTAL GINNIE MAE		222,583,299
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,239,575,436)		1,261,424,190
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6797% 4/25/35 (g)	297,356	265,791
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8847% 4/25/35 (g)	20,126	19,811
Airspeed Ltd. Series 2007-1A Class C1, 2.709% 6/15/32 (d)(g)	2,525,581	1,389,070
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,201,436
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,801,422
Series 2012-3 Class A2, 1.21% 6/15/17	4,120,000	4,138,151
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9097% 12/25/33 (g)	25,925	22,886
Series 2004-R2 Class M3, 0.7597% 4/25/34 (g)	38,356	17,336
Series 2005-R2 Class M1, 0.6597% 4/25/35 (g)	727,000	700,935
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9897% 3/25/34 (g)	16,878	14,264
Series 2004-W11 Class M2, 0.9097% 11/25/34 (g)	198,000	169,338
Series 2004-W7 Class M1, 0.7597% 5/25/34 (g)	209,000	181,166
Series 2006-W4 Class A2C, 0.3697% 5/25/36 (g)	452,765	143,768
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0347% 4/25/34 (g)	800,565	719,849
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3497% 12/25/36 (g)	635,000	320,776

	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4575% 3/25/32 (MGIC Investment Corp. Insured) (g)	$ 40,946	$ 39,522
Series 2004-3 Class M4, 1.6647% 4/25/34 (g)	56,336	26,293
Series 2004-4 Class M2, 1.0047% 6/25/34 (g)	207,174	179,386
Fannie Mae Series 2004-T5 Class AB3, 1.0037% 5/28/35 (g)	13,702	10,422
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3847% 8/25/34 (g)	102,000	68,304
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0347% 3/25/34 (g)	5,261	3,515
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9447% 1/25/35 (g)	334,000	124,797
Class M4, 1.2297% 1/25/35 (g)	128,000	16,155
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(g)	829,000	564,135
GE Business Loan Trust Series 2003-1 Class A, 0.639% 4/15/31 (d)(g)	63,165	59,680
GSAMP Trust Series 2004-AR1 Class B4, 3.2289% 6/25/34 (d)(g)	138,597	52,492
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7597% 9/25/46 (d)(g)	492,829	485,436
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4997% 8/25/33 (g)	231,467	205,411
Series 2003-5 Class A2, 0.9097% 12/25/33 (g)	11,595	9,203
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3997% 1/25/37 (g)	436,000	182,308
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3397% 11/25/36 (g)	438,000	423,180
Keycorp Student Loan Trust Series 1999-A Class A2, 0.64% 12/27/29 (g)	157,452	142,951
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5097% 5/25/37 (g)	241,652	4,013
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1847% 7/25/34 (g)	26,234	19,158
Series 2006-FM1 Class A2B, 0.3197% 4/25/37 (g)	355,503	336,117
Series 2006-OPT1 Class A1A, 0.4697% 6/25/35 (g)	472,900	403,453
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5497% 8/25/34 (g)	$ 20,187	$ 16,827
Series 2004-NC8 Class M6, 1.4597% 9/25/34 (g)	92,014	43,961
Series 2005-NC1 Class M1, 0.6497% 1/25/35 (g)	141,000	116,599
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7197% 9/25/35 (g)	503,000	407,118
Ocala Funding LLC Series 2006-1A Class A, 1.6107% 3/20/11 (b)(d)(g)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4597% 9/25/34 (g)	188,000	140,950
Class M4, 1.6597% 9/25/34 (g)	241,000	65,505
Series 2005-WCH1 Class M4, 1.0397% 1/25/36 (g)	520,000	353,572
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0097% 4/25/33 (g)	1,796	1,606
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0047% 3/25/35 (g)	426,781	394,314
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3607% 3/20/19 (FGIC Insured) (d)(g)	98,286	97,577
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (g)	444,579	290,747
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9347% 9/25/34 (g)	21,297	6,411
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0697% 9/25/34 (g)	10,148	8,838
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (d)(g)	630,180	538,804
TOTAL ASSET-BACKED SECURITIES (Cost $21,412,614)		19,944,759
Collateralized Mortgage Obligations - 0.3%
	Principal Amount	Value
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7697% 1/25/35 (g)	$ 597,282	$ 566,304
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4107% 12/20/54 (d)(g)	2,117,000	1,770,871
Series 2006-2 Class C1, 1.1507% 12/20/54 (g)	1,885,000	1,576,803
Series 2006-3 Class C2, 1.2107% 12/20/54 (g)	396,000	331,254
Series 2006-4:
Class B1, 0.3907% 12/20/54 (g)	1,059,000	982,223
Class C1, 0.9707% 12/20/54 (g)	647,000	541,216
Class M1, 0.5507% 12/20/54 (g)	279,000	249,008
Series 2007-1:
Class 1C1, 0.8107% 12/20/54 (g)	654,000	547,071
Class 1M1, 0.5107% 12/20/54 (g)	425,000	379,313
Class 2C1, 1.0707% 12/20/54 (g)	298,000	249,277
Class 2M1, 0.7107% 12/20/54 (g)	546,000	487,305
Series 2007-2 Class 2C1, 1.069% 12/17/54 (g)	757,000	633,231
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7688% 1/20/44 (g)	151,584	141,470
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4197% 5/25/47 (g)	245,758	175,815
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3797% 2/25/37 (g)	373,629	317,934
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4997% 7/25/35 (g)	626,444	601,599
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.563% 7/10/35 (d)(g)	168,089	141,558
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6597% 6/25/33 (d)(g)	31,487	30,464
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (g)	11,217	10,508
TOTAL PRIVATE SPONSOR		9,733,224
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 1,080,896	$ 1,192,734
Series 1999-57 Class PH, 6.5% 12/25/29	825,046	943,698
Series 2002-9 Class PC, 6% 3/25/17	90,968	97,163
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	133,638	137,195
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	2,267,811	2,421,201
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 38.946% 6/16/37 (g)(i)	95,731	192,152
TOTAL U.S. GOVERNMENT AGENCY		4,984,143
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,885,899)		14,717,367
Commercial Mortgage Securities - 5.0%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	183,615	183,500
Series 2006-2 Class AAB, 5.8979% 5/10/45 (g)	1,292,344	1,365,103
Series 2006-5:
Class A2, 5.317% 9/10/47	6,553,198	6,553,965
Class A3, 5.39% 9/10/47	1,985,000	2,104,568
Series 2001-3 Class H, 6.562% 4/11/37 (d)	4,889,139	4,909,057
Series 2007-3 Class A3, 5.8019% 6/10/49 (g)	6,100,000	6,139,790
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.519% 10/15/19 (d)(g)	258,974	254,442
Class G, 0.539% 10/15/19 (d)(g)	380,000	373,350
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class B, 2.1097% 4/25/34 (d)(g)	28,716	18,424
Class M1, 0.7697% 4/25/34 (d)(g)	23,397	17,593
Class M2, 1.4097% 4/25/34 (d)(g)	20,966	14,893

	Principal Amount	Value
Series 2005-2A:
Class A1, 0.5197% 8/25/35 (d)(g)	$ 340,957	$ 247,644
Class M1, 0.6397% 8/25/35 (d)(g)	25,281	14,809
Class M2, 0.6897% 8/25/35 (d)(g)	41,580	22,387
Class M3, 0.7097% 8/25/35 (d)(g)	22,952	11,276
Series 2005-3A Class A2, 0.6097% 11/25/35 (d)(g)	117,688	89,770
Series 2005-4A:
Class A2, 0.5997% 1/25/36 (d)(g)	664,184	485,835
Class M1, 0.6597% 1/25/36 (d)(g)	138,970	77,774
Class M2, 0.6797% 1/25/36 (d)(g)	41,924	22,221
Class M3, 0.7097% 1/25/36 (d)(g)	60,945	31,332
Series 2006-1 Class A2, 0.5697% 4/25/36 (d)(g)	65,680	50,971
Series 2006-2A:
Class A1, 0.4397% 7/25/36 (d)(g)	651,976	475,249
Class A2, 0.4897% 7/25/36 (d)(g)	58,850	43,032
Class M1, 0.5197% 7/25/36 (d)(g)	61,793	22,592
Class M2, 0.5397% 7/25/36 (d)(g)	43,717	14,468
Class M6, 0.7497% 7/25/36 (d)(g)	44,558	9,295
Series 2006-3A:
Class M5, 0.6897% 10/25/36 (d)(g)	59,100	3,126
Class M6, 0.7697% 10/25/36 (d)(g)	51,264	762
Series 2006-4A:
Class A1, 0.4397% 12/25/36 (d)(g)	426,157	345,154
Class A2, 0.4797% 12/25/36 (d)(g)	949,769	547,193
Class M1, 0.4997% 12/25/36 (d)(g)	68,824	15,786
Series 2007-1 Class A2, 0.4797% 3/25/37 (d)(g)	176,520	99,926
Series 2007-2A:
Class A1, 0.4797% 7/25/37 (d)(g)	174,724	117,886
Class A2, 0.5297% 7/25/37 (d)(g)	163,541	57,910
Class M2, 0.6197% 7/25/37 (d)(g)	90,856	15,474
Class M3, 0.6997% 7/25/37 (d)(g)	90,856	9,118
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M4, 0.8597% 7/25/37 (d)(g)	$ 192,196	$ 11,008
Class M5, 0.9597% 7/25/37 (d)(g)	171,229	7,087
Class M6, 1.2097% 7/25/37 (d)(g)	172,551	2,606
Series 2007-3:
Class A2, 0.4997% 7/25/37 (d)(g)	252,352	128,269
Class B1, 1.1597% 7/25/37 (d)(g)	116,633	8,887
Class B2, 1.8097% 7/25/37 (d)(g)	135,442	7,220
Class M1, 0.5197% 7/25/37 (d)(g)	103,380	34,835
Class M2, 0.5497% 7/25/37 (d)(g)	108,681	30,268
Class M3, 0.5797% 7/25/37 (d)(g)	237,508	51,495
Class M4, 0.7097% 7/25/37 (d)(g)	375,348	63,154
Class M5, 0.8097% 7/25/37 (d)(g)	140,490	20,050
Class M6, 1.0097% 7/25/37 (d)(g)	106,030	12,778
Series 2007-4A:
Class M4, 1.8097% 9/25/37 (d)(g)	718,638	36,923
Class M5, 1.9597% 9/25/37 (d)(g)	645,236	21,208
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(h)	1,043,230	40,234
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.859% 3/15/19 (d)(g)	137,007	134,192
Class J, 1.059% 3/15/19 (d)(g)	143,000	134,305
Series 2007-BBA8:
Class D, 0.459% 3/15/22 (d)(g)	147,000	138,212
Class E, 0.509% 3/15/22 (d)(g)	763,000	702,124
Class F, 0.559% 3/15/22 (d)(g)	468,000	421,301
Class G, 0.609% 3/15/22 (d)(g)	120,000	105,626
Class H, 0.759% 3/15/22 (d)(g)	147,000	126,452
Class J, 0.909% 3/15/22 (d)(g)	147,000	122,777
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,080,071

	Principal Amount	Value
C-BASS Trust floater Series 2006-SC1 Class A, 0.4797% 5/25/36 (d)(g)	$ 234,046	$ 213,807
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (d)(g)	56,877	54,301
Series 2007-FL3A Class A2, 0.349% 4/15/22 (d)(g)	69,176	68,350
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (g)	4,482,007	4,542,008
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,394,788
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,300,261
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.059% 4/15/17 (d)(g)	44,316	39,793
Series 2005-FL11:
Class F, 0.659% 11/15/17 (d)(g)	52,739	47,975
Class G, 0.709% 11/15/17 (d)(g)	36,409	32,391
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	2,027,811	2,036,029
Class AJFX, 5.478% 2/5/19 (d)	2,110,000	2,114,648
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	4,782,000	4,995,870
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	184,329	185,884
Series 2007-C3 Class A4, 5.8686% 6/15/39 (g)	3,750,000	4,316,426
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,828,658	1,851,394
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	2,750,000	3,185,881
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	2,874,198	2,965,158
Series 2001-CKN5 Class AX, 1.67% 9/15/34 (d)(g)(h)	2,403,495	3,014
Series 2006-C1 Class A3, 5.5871% 2/15/39 (g)	2,549,914	2,613,101
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.359% 2/15/22 (d)(g)	$ 3,470,000	$ 3,358,752
Class C:
0.379% 2/15/22 (d)(g)	657,000	611,890
0.479% 2/15/22 (d)(g)	234,000	218,285
Class F, 0.529% 2/15/22 (d)(g)	469,000	437,267
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	5,101,781
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.405% 11/5/21 (d)(g)	3,490,000	3,339,724
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	9,146,308	9,312,459
Series 2006-GG7 Class A3, 6.0635% 7/10/38 (g)	379,924	379,778
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.579% 6/6/20 (d)(g)	1,451,195	1,448,165
Class F, 0.649% 6/6/20 (d)(g)	294,000	293,029
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	1,770,000	1,772,384
Class C, 2.0056% 3/6/20 (d)(g)	1,335,000	1,337,689
Class D, 2.2018% 3/6/20 (d)(g)	400,000	400,816
Class E, 2.4764% 3/6/20 (d)(g)	670,000	672,073
Class F, 2.6334% 3/6/20 (d)(g)	335,000	336,043
Class G, 2.7903% 3/6/20 (d)(g)	165,000	165,580
Class H, 3.3004% 3/6/20 (d)(g)	275,000	276,212
Class J, 4.0852% 3/6/20 (d)(g)	395,000	397,234
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,152,301	1,188,813
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	2,369,979	2,381,627
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.489% 11/15/18 (d)(g)	68,137	62,918
Class F, 0.539% 11/15/18 (d)(g)	102,205	90,289

	Principal Amount	Value
Class G, 0.569% 11/15/18 (d)(g)	$ 89,042	$ 75,099
Class H, 0.709% 11/15/18 (d)(g)	68,152	54,754
sequential payer:
Series 2006-CB14 Class A3B, 5.677% 12/12/44 (g)	3,821,435	3,896,056
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	3,164,807	3,336,453
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,389,569
Series 2005-LDP3 Class A3, 4.959% 8/15/42	719,834	725,253
Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	2,373,043	2,454,173
Series 2007-CB19:
Class B, 5.9172% 2/12/49 (g)	755,000	260,475
Class C, 5.9172% 2/12/49 (g)	1,971,000	560,132
Class D, 5.9172% 2/12/49 (g)	2,075,000	299,344
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	745,000	59,617
Class ES, 5.7538% 1/15/49 (d)(g)	4,663,000	218,243
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0815% 7/15/44 (g)	3,733,000	4,392,546
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	41,459	41,481
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	31,812	32,453
Series 2007-C1:
Class A3, 5.398% 2/15/40	4,740,412	4,919,210
Class A4, 5.424% 2/15/40	8,620,000	10,004,872
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,336,752
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.549% 9/15/21 (d)(g)	402,971	363,256
Class G, 0.569% 9/15/21 (d)(g)	795,609	697,308
Class H, 0.609% 9/15/21 (d)(g)	204,773	172,305
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-KEY2 Class A2, 4.166% 8/12/39	9,905	9,922
Series 2007-C1 Class A4, 6.041% 6/12/50 (g)	3,796,000	4,365,791
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,438,557
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	3,875,000	4,470,130
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-9 Class A4, 5.7% 9/12/49	$ 5,500,000	$ 6,448,310
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	3,325,152	3,428,774
Series 2007-7 Class B, 5.9281% 6/12/50 (g)	770,000	46,418
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.409% 7/15/19 (d)(g)	113,478	45,391
Series 2007-XLFA:
Class D, 0.399% 10/15/20 (d)(g)	235,000	213,263
Class E, 0.459% 10/15/20 (d)(g)	294,000	258,720
Class F, 0.509% 10/15/20 (d)(g)	176,000	146,080
Class G, 0.549% 10/15/20 (d)(g)	218,000	169,495
Class H, 0.639% 10/15/20 (d)(g)	137,000	68,500
Class J, 0.789% 10/15/20 (d)(g)	79,407	27,792
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	4,785,000	5,004,105
Series 2007-HQ12 Class A2, 5.7576% 4/12/49 (g)	3,582,337	3,688,901
Series 2007-IQ14 Class B, 5.9193% 4/15/49 (g)	2,175,000	635,187
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	3,491,589	4,442,698
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.489% 9/15/21 (d)(g)	491,000	441,869
Class F, 0.549% 9/15/21 (d)(g)	661,000	581,638
Class G, 0.569% 9/15/21 (d)(g)	626,000	538,320
Class J, 0.809% 9/15/21 (d)(g)	139,000	101,739
Series 2007-WHL8 Class F, 0.689% 6/15/20 (d)(g)	1,046,000	793,257
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	27,961	28,053

	Principal Amount	Value
Series 2007-C30:
Class A3, 5.246% 12/15/43	$ 2,204,903	$ 2,286,490
Class A4, 5.305% 12/15/43	3,240,000	3,484,323
Class A5, 5.342% 12/15/43	7,696,000	8,803,478
Series 2007-C31 Class A4, 5.509% 4/15/47	2,332,000	2,693,745
Series 2007-C32 Class A3, 5.9225% 6/15/49 (g)	10,000,000	11,651,700
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	3,010,000	3,403,774
Series 2007-C31 Class C, 5.8713% 4/15/47 (g)	2,455,000	671,841
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $211,060,534)		213,428,256
Municipal Securities - 1.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,200,000	1,236,660
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,122,194
7.3% 10/1/39	645,000	893,777
7.5% 4/1/34	5,055,000	7,030,241
7.55% 4/1/39	5,505,000	7,937,109
7.6% 11/1/40	10,310,000	15,061,570
7.625% 3/1/40	1,675,000	2,419,873
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	550,000	716,513
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	10,670,000	10,554,337
Series 2010, 4.421% 1/1/15	2,850,000	3,021,428
Series 2010-1, 6.63% 2/1/35	2,715,000	3,077,398
Series 2010-3:
6.725% 4/1/35	5,545,000	6,346,253
7.35% 7/1/35	2,390,000	2,891,207
Series 2011, 5.877% 3/1/19	895,000	1,030,261
TOTAL MUNICIPAL SECURITIES (Cost $59,979,274)		63,338,821
Money Market Funds - 11.4%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (a) (Cost $484,010,365)	484,010,365	$ 484,010,365
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $4,271,857,739)	4,421,073,557
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(168,649,387)
NET ASSETS - 100%		$ 4,252,424,170
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 1/1/43	$ (8,500,000)	$ (8,904,598)
4% 1/1/43	(1,800,000)	(1,928,953)
5% 1/1/43	(6,900,000)	(7,474,102)
TOTAL FANNIE MAE		(18,307,653)
Freddie Mac
3.5% 1/1/43	(19,000,000)	(20,202,343)
TOTAL TBA SALE COMMITMENTS (Proceeds $38,470,656)		$ (38,509,996)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	$ 209,486	$ (194,678)	$ 0	$ (194,678)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse First Boston	2.5%	363,915	(338,191)	0	(338,191)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	78,601	(62,948)	0	(62,948)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	76,060	(20,494)	0	(20,494)
TOTAL CREDIT DEFAULT SWAPS						$ (616,311)	$ 0	$ (616,311)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $185,531,175 or 4.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,676,183.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 656,310
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,025,905,245	$ -	$ 1,025,905,245	$ -
U.S. Government and Government Agency Obligations	1,338,304,554	-	1,338,304,554	-
U.S. Government Agency - Mortgage Securities	1,261,424,190	-	1,261,424,190	-
Asset-Backed Securities	19,944,759	-	16,927,792	3,016,967
Collateralized Mortgage Obligations	14,717,367	-	14,717,367	-
Commercial Mortgage Securities	213,428,256	-	213,382,865	45,391
Municipal Securities	63,338,821	-	63,338,821	-
Money Market Funds	484,010,365	484,010,365	-	-
Total Investments in Securities:	$ 4,421,073,557	$ 484,010,365	$ 3,934,000,834	$ 3,062,358
Derivative Instruments:
Liabilities
Swap Agreements	$ (616,311)	$ -	$ (616,311)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (38,509,996)	$ -	$ (38,509,996)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (616,311)
Total Value of Derivatives	$ -	$ (616,311)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,787,847,374)	$ 3,937,063,192
Fidelity Central Funds (cost $484,010,365)	484,010,365
Total Investments (cost $4,271,857,739)		$ 4,421,073,557
Receivable for investments sold Regular delivery		29,998,768
Delayed delivery		3,458,409
Receivable for TBA sale commitments		38,470,656
Receivable for swap agreements		1,601
Interest receivable		23,328,823
Distributions receivable from Fidelity Central Funds		73,454
Other receivables		591,184
Total assets		4,516,996,452

Liabilities
Payable for investments purchased Regular delivery	$ 29,746,644
Delayed delivery	195,065,146
TBA sale commitments, at value	38,509,996
Payable for swap agreements	14,770
Swap agreements, at value	616,311
Other payables and accrued expenses	619,415
Total liabilities		264,572,282

Net Assets		$ 4,252,424,170
Net Assets consist of:
Paid in capital		$ 4,052,285,869
Undistributed net investment income		4,906,141
Accumulated undistributed net realized gain (loss) on investments		46,671,985
Net unrealized appreciation (depreciation) on investments		148,560,175
Net Assets, for 39,051,468 shares outstanding		$ 4,252,424,170
Net Asset Value, offering price and redemption price per share ($4,252,424,170 ÷ 39,051,468 shares)		$ 108.89

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 117,041,309
Income from Fidelity Central Funds		656,310
Total income		117,697,619

Expenses
Custodian fees and expenses	$ 83,461
Independent trustees' compensation	14,643
Total expenses before reductions	98,104
Expense reductions	(15,308)	82,796
Net investment income (loss)		117,614,823
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,873,814
Swap agreements	(10,608,215)
Total net realized gain (loss)		120,265,599
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,793,626)
Swap agreements	10,520,744
Delayed delivery commitments	366,211
Total change in net unrealized appreciation (depreciation)		8,093,329
Net gain (loss)		128,358,928
Net increase (decrease) in net assets resulting from operations		$ 245,973,751

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,614,823	$ 135,041,339
Net realized gain (loss)	120,265,599	63,822,458
Change in net unrealized appreciation (depreciation)	8,093,329	91,803,992
Net increase (decrease) in net assets resulting from operations	245,973,751	290,667,789
Distributions to shareholders from net investment income	(114,968,209)	(136,408,906)
Distributions to shareholders from net realized gain	(85,937,583)	(65,864,264)
Total distributions	(200,905,792)	(202,273,170)
Share transactions Proceeds from sales of shares	291,928,653	60,206,818
Reinvestment of distributions	201,241,629	201,937,333
Cost of shares redeemed	(76,195,187)	(318,248,685)
Net increase (decrease) in net assets resulting from share transactions	416,975,095	(56,104,534)
Total increase (decrease) in net assets	462,043,054	32,290,085

Net Assets
Beginning of period	3,790,381,116	3,758,091,031
End of period (including undistributed net investment income of $4,906,141 and undistributed net investment income of $5,247,387, respectively)	$ 4,252,424,170	$ 3,790,381,116
Other Information Shares
Sold	2,692,517	564,305
Issued in reinvestment of distributions	1,838,710	1,888,265
Redeemed	(694,031)	(2,967,677)
Net increase (decrease)	3,837,196	(515,107)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 107.64	$ 105.18	$ 104.52	$ 94.78	$ 102.50
Income from Investment Operations
Net investment income (loss) B	3.111	3.817	3.943	4.762	5.319
Net realized and unrealized gain (loss)	3.442	4.385	4.424	9.818	(7.583)
Total from investment operations	6.553	8.202	8.367	14.580	(2.264)
Distributions from net investment income	(3.056)	(3.851)	(3.947)	(4.580)	(5.236)
Distributions from net realized gain	(2.247)	(1.891)	(3.760)	(.260)	(.220)
Total distributions	(5.303)	(5.742)	(7.707)	(4.840)	(5.456)
Net asset value, end of period	$ 108.89	$ 107.64	$ 105.18	$ 104.52	$ 94.78
Total Return A	6.16%	7.96%	8.12%	15.71%	(2.29)%
Ratios to Average Net Assets C, F
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	-%	-%	-%	-%	-%
Expenses net of all reductions E	-%	-%	-%	-%	-%
Net investment income (loss)	2.84%	3.57%	3.65%	4.75%	5.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,252,424	$ 3,790,381	$ 3,758,091	$ 3,957,226	$ 3,162,861
Portfolio turnover rate D	291%	302%	230%	141%	140%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 182,492,367
Gross unrealized depreciation	(28,900,550)
Net unrealized appreciation (depreciation) on securities and other investments	$ 153,591,817

Tax Cost	$ 4,267,481,740

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,092,728
Undistributed long-term capital gain	$ 44,109,642
Net unrealized appreciation (depreciation)	$ 152,935,930

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Ordinary Income	$ 191,972,771	$ 174,509,115
Long-term Capital Gains	8,933,021	27,764,055
Total	$ 200,905,792	$ 202,273,170

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (10,919,989)	$ 10,804,190
Interest Rate Risk
Swap Agreements	311,774	(283,446)
Totals (a)	$ (10,608,215)	$ 10,520,744

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $440,615,911 and $522,299,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $14,643.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $665.

Annual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	10.3%
VIP Asset Manager: Growth Portfolio	0.7%
VIP Balanced Portfolio	11.0%
VIP Investment Grade Bond Portfolio	78.0%

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 19, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 15, 2013, to shareholders of record at the opening of business on February 15, 2013 a distribution of $1.205 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012 $44,196,533, or, if subsequently determined to be different, the net capital gain of such year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, December 31, 2012, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$201,000	$-	$6,100	$400

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$207,000	$-	$6,100	$300

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2012A	December 31, 2011A
Audit-Related Fees	$910,000	$610,000
Tax Fees	$-	$-
All Other Fees	$955,000	$430,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2012 A	December 31, 2011 A
Deloitte Entities	$1,900,000	$1,140,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2013